Cover	Jul. 21, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Jul. 21, 2026
Entity File Number	001-41503
Entity Registrant Name	INNOVATIVE SOLUTIONS AND SUPPORT, INC.
Entity Central Index Key	0000836690
Entity Tax Identification Number	23-2507402
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	720 Pennsylvania Drive
Entity Address, City or Town	Exton
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19341
City Area Code	610
Local Phone Number	646-9800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	IA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false